FINANCIAL INSTRUMENTS - Cash and Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 1,571	$ 2,234	$ 2,389
Carrying value
Disclosure of detailed information about financial instruments [line items]
Cash deposits	842	662
Term deposits	477	427
Money market investments	252	1,145
Cash and equivalents	1,571	2,234
Carrying value | Cash held in subsidiaries with restrictions
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 383	$ 305